Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 238,082	$ 268,389
Purchase price allocation adjustment	24,437	30,855
Property and equipment, tax inflation	37,577	37,471
Other accrued payroll and other liabilities	30,730	15,437
Share-based compensation	3,850	4,151
Provision for contingencies	2,478	3,449
Other deferred tax assets	21,528	27,292
Other deferred tax liabilities	(10,670)	(13,649)
Property and equipment - difference in depreciation rates	(12,639)	(14,195)
Valuation allowance	(271,651)	(290,620)
Net deferred tax asset	63,722	68,580
Operating Loss Carryforwards [Line Items]
Operating tax loss carryforwards	849,911
Expire Between 2015 and 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	274,106
Expire After 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	348,370
No Expiration Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	227,435
Venezuela [Member]
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences	698	5,055
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences	$ 3,782	$ 3,832